Note 6 - Operating (Loss) Profit (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
(US dollars in thousands)	2019	2018	2017
Amortization of intangible assets	990	840	548
Depreciation of property, plant and equipment	430	420	103
Operating lease costs – land and buildings	548	304	174
Operating lease costs – motor vehicles	65	-	-
Operating lease costs – other equipment	33	-	-
Gain/(loss) on foreign exchange	-	59	-
Auditors’ remuneration – audit fees	253	414	246
Auditors’ remuneration – audit related services	26	-	57
Auditors’ remuneration – tax services	28	13	-
Directors emoluments	611	1,131	1,705
(Loss)/gain on disposal of assets	(2,615)	1,356	-